Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Composition of Income Tax Expense
The composition of income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 is as follows:

	2019		2020		2021

In Mexico:
Current year income tax	Ps.	26,295,431	Ps.	13,407,948	Ps.	24,355,240
Deferred income tax		208,658		(9,334,246)		(5,079,397)
Foreign:
Current year income tax		19,830,227		12,319,690		23,412,990
Deferred income tax		3,579,739		(2,884,122)		(14,544,064)

Total Income tax	Ps.	49,914,055	Ps.	13,509,270	Ps.	28,144,769
Income Tax attributable to a discontinued operation
Income tax discontinued operations in Mexico (1)		—		—		(26,294,422)
Income tax discontinued operations Foreign (1)		(1,119,479)		(2,856,882)		(2,571,541)

Summary of Deferred Tax Related to Items Recognized in OCI
Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2019		2020		2021
Remeasurement of defined benefit plans	Ps.	9,217,320	Ps.	4,151,600	Ps.	(4,760,089)
Equity investments at fair value		(378,606)		(665,814)		583,892
Other		—		(35,670)		—
Revaluation assets		—		(29,922,597)		—

Deferred tax benefit recognized in OCI	Ps.	8,838,714	Ps.	(26,472,481)	Ps.	(4,176,197)

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized
A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2019	2020	2021
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	3.8%	8.6%	7.9%
Derivatives	(0.1%)	(1.0%)	(0.9%)
Employee benefits	2.0%	4.2%	2.6%
Other	2.0%	(3.4%)	(2.9%)

Effective tax rate on Mexican operations	37.7%	38.4%	36.7%
Tax recoveries in Brazil	—	(13.2%)	(10.8%)
Dividends received from associates Equity	(0.5%)	(1.3%)	(0.7%)
Foreign subsidiaries and other non-deductible items, net	8.0%	4.5%	2.2%

Effective tax rate from continuing operations	45.2%	28.4%	27.4%
Effective tax rate from discontinued operations	10.2%	14.4%	19.2%

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability
An analysis of temporary differences giving rise to the net deferred tax assets
is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2020		2021		2019		2020		2021
Provisions	Ps.	19,312,081	Ps.	18,038,607	Ps.	318,843	Ps.	3,887,471	Ps.	2,324,227
Deferred revenues		6,748,101		9,041,137		(1,077,259)		897,762		2,202,413
Tax losses carry forward		25,121,933		33,954,926		(9,873)		2,236,244		10,352,978
Property, plant and equipment (1)		(39,459,549)		(33,445,815)		(1,067,307)		3,990,750		9,246,429
Inventories		(537,404)		135,658		(55,380)		(2,394,485)		814,626
Licenses and rights of use (1)		(5,177,924)		(3,668,389)		432,403		344,729		(151,013)
Employee benefits		45,467,827		40,246,031		(1,019,042)		422,473		(354,803)
Other		14,828,012		13,520,684		(1,310,782)		2,833,424		(4,811,396)

Net deferred tax assets	Ps.	66,303,077	Ps.	77,822,839

Deferred tax expense in net profit for the year					Ps.	(3,788,397)	Ps.	12,218,368	Ps.	19,623,461
Deferred tax discontinued operations						(105,986)		73,646		143,482

(1)	As of December 31, 2020 and 2021, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2019		2020		2021
Opening balance as of January 1,	Ps.	86,613,327	Ps.	88,074,856	Ps.	66,303,077
Deferred tax benefit		(3,894,383)		12,292,014		19,623,461
Translation effect		2,047,915		375,105		(727,099)
Deferred tax benefit recognized in OCI		8,838,714		(26,472,481)		(4,176,197)
Deferred taxes acquired in business combinations		(276,568)		(2,580,552)		—
Hyperinflationary effect in Argentina		(5,254,149)		(5,385,865)		(3,540,962)
Disposals see to 2Ac		—		—		(1,203,203)
Related discontinued operation		—		—		1,543,762

Closing balance as of December 31,	Ps.	88,074,856	Ps.	66,303,077	Ps.	77,822,839

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	106,167,897	Ps.	115,370,240	Ps.	127,287,934
Deferred income tax liabilities		(18,093,041)		(49,067,163)		(49,465,095)

	Ps.	88,074,856	Ps.	66,303,077	Ps.	77,822,839

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2021, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2021	Tax-effected loss carryforward benefit
Brazil	Ps.71,910,653	Ps.24,449,622
Mexico	14,768,325	4,430,497
Europe	2,031,465	507,866
United States	432,301	112,398
Peru	356,133	105,060
Chile	16,109,194	4,349,483

Total	Ps.105,608,071	Ps.33,954,926